LEASES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021
Finance lease expense
Amortization of finance ROU assets	$ 45,010	$ 22,178
Interest on finance lease liabilities	2,738	1,389
Finance lease expense	47,748	23,567
Operating lease expense	647,100	463,998
Short-term lease expense	80,434	102,698
Variable lease expense	2,888	10,279
Total	778,170	600,542
Cash paid for amounts included in the measurement of lease liabilities for finance leases
Operating cash flows	2,675	1,389
Financing cash flows	53,079	19,700
Cash paid for amounts included in the measurement of lease liabilities for operating leases
Operating cash flows	531,707	436,364
Right-of-use assets obtained in exchange for lease liabilities
Finance leases	44,031
Operating leases	$ 475,765	$ 268,228
Weighted average remaining lease term (in months)
Finance leases	21 months	33 months
Operating leases	26 months	46 months
Weighted average discount rate
Finance leases	2.79%	1.85%
Operating leases	7.41%	5.37%	5.37%
Westlake Village Office Lease
Weighted average discount rate
Operating leases			7.41%